Provisions for employees' benefits (Tables)	12 Months Ended
Dec. 31, 2019
Provisions for employees' benefits
Schedule of provision balances for employee benefits

	2019	2018
Post–employment benefits
Healthcare	6,908,799	5,507,784
Pension	2,853,718	1,452,322
Education	458,441	479,945
Bonds	352,917	331,064
Other plans	98,729	82,576
Termination benefits – Voluntary retirement plan	124,186	137,859
	10,796,790	7,991,550
Social benefits and salaries	587,596	521,802
Other employee benefits	96,678	93,199
	11,481,064	8,606,551
Current	1,929,087	1,816,882
Non–current	9,551,977	6,789,669
	11,481,064	8,606,551

Schedule of net defined benefit liability (asset)

The following table shows the movement in liabilities and assets, net of post-employment benefits and termination benefits, as of December 31, 2019 and 2018:

	Pension and bonds (1)		Other		Total
	2019	2018	2019	2018	2019	2018
Liabilities for employee benefits
Opening balance	14,131,943	14,147,464	6,212,118	6,105,432	20,344,061	20,252,896
Current service cost	—	—	76,478	77,373	76,478	77,373
Past service cost	—	—	—	50,489	—	50,489
Interest expense	920,622	888,583	418,553	377,923	1,339,175	1,266,506
Actuarial (losses) gains	1,755,300	(56,655)	1,273,409	(27,651)	3,028,709	(84,306)
Benefits paid	(891,393)	(847,449)	(387,387)	(371,448)	(1,278,780)	(1,218,897)
Closing balance	15,916,472	14,131,943	7,593,171	6,212,118	23,509,643	20,344,061

Plan assets
Opening balance	12,348,557	12,471,163	3,954	3,245	12,352,511	12,474,408
Return on assets	801,065	780,494	217	170	801,282	780,664
Contributions to funds	—	—	83,071	21,971	83,071	21,971
Benefits paid	(891,393)	(847,449)	(84,243)	(21,526)	(975,636)	(868,975)
Actuarial (losses) gains	451,609	(55,651)	16	94	451,625	(55,557)
Closing balance	12,709,838	12,348,557	3,015	3,954	12,712,853	12,352,511
Net post–employment benefits liability	3,206,634	1,783,386	7,590,156	6,208,164	10,796,790	7,991,550

(1)	There is no cost for the pension and pension plans service, due to the fact that the beneficiaries were retired as of July 31, 2010.

Schedule of movement of defined benefits plans recognized in results and other comprehensive income

The following table shows the movement in profit and loss and in other comprehensive income as of December 31, 2019, 2018 and 2017:

	2019	2018	2017
Recognized in profit or loss
Interest expense. net	537,893	485,842	373,522
Current service cost	76,478	77,373	52,164
Past service cost	—	50,489	—
Remedies	10,213	503	13,889
	624,584	614,207	439,575
Recognized in other comprehensive income
Pension and pension bonds	(1,303,693)	1,003	(1,312,195)
Healthcare	(1,268,379)	(17,356)	(794,535)
Education and severance	922	45,509	(203,779)
Termination benefits – Voluntary retirement plan	(34)	93	(3)
	(2,571,184)	29,249	(2,310,512)
Deferred tax	771,355	(33,539)	762,469
	(1,799,829)	(4,290)	(1,548,043)

Schedule of fair value of plan assets

The following is the composition of the plan assets of pension and pension bonds by type of investment as of December 31, 2019 and 2018:

	2019	2018
Bonds issued by the national government	4,301,961	4,307,972
Bonds of private entities	3,122,630	2,910,071
Other local currency	1,899,787	2,219,634
Other public bonds	1,082,815	1,014,663
Other foreign currency	870,859	691,658
Variable yield	823,977	653,828
Bonds of foreign entities	610,824	554,685
	12,712,853	12,352,511

Schedule of fair value hierarchy of plan assets

The following table reflects the credit ratings of the issuers and counterparties in assets held by the autonomous pension funds:

	2019	2018

AAA	5,138,279	4,683,190
Nation	4,448,221	4,364,188
AA+	837,009	860,905
BBB-	455,201	426,743
BBB	319,514	193,579
BAA3	219,830	310,788
SP1+	84,933	—
A-1+	78,156	—
BRC1+	68,313	89,211
F1+	56,728	249,361
BBB+	22,113	86,040
A3	17,267	17,075
AA-	16,067	60,382
BAA1	15,538	21,395
AA	6,679	28,367
A	11,841	62,754
Other credit ratings	30,129	55,768
Not available ratings	887,035	842,765
	12,712,853	12,352,511

Schedule of analysis of present value of defined benefit obligation that distinguishes nature, characteristics and risks

The following are the actuarial assumptions used in determining the present value of defined employee benefit obligations used for the actuarial calculations as of December 31, 2019 and 2018:

2019	Pension	Bonds	Health	Education	Other benefits (1)
Discount rate	5.75%	5.25%	6.00%	5.50%	4.83%
Salary growth rate	N/A	N/A	N/A	N/A	5.50% / 4.70
Expected inflation rate	3.00%	3.00%	3.00%	3.00%	3.00%
Pension growth rate	3.00%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	7.00%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	N/A

2018	Pension	Bonds	Health	Education	Other benefits (1)
Discount rate	6.75%	6.50%	7.00%	6.75%	5.87%
Salary growth rate	N/A	N/A	N/A	N/A	5.10% / 4.70
Expected inflation rate	3.00%	3.00%	3.00%	3.00%	3.00%
Pension growth rate	3.00%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	7.00%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	N/A

N/A: Not applicable for this benefit.

(1)	Weighted average discount rate.

Schedule of maturity profile of defined benefit obligation

The cash flows required for payment of post–employment obligations are the following:

Period	Pension and bonds	Other benefits	Total
2020	949,034	377,313	1,326,347
2021	967,734	384,233	1,351,967
2022	1,000,730	391,324	1,392,054
2023	1,000,770	401,058	1,401,828
2024	1,038,858	404,691	1,443,549
2025 and thereafter	5,551,125	2,081,228	7,632,353

Schedule of sensitivity analysis for actuarial assumptions

The following sensitivity analysis shows the effect of such possible changes on the obligation for defined benefits, while keeping the other assumptions constant, as of December 31, 2019:

	Pension	Bonds	Health	Education	Other benefits
Discount rate
–50 basis points	15,765,778	1,098,700	7,464,162	478,697	231,732
+50 basis points	14,032,277	1,022,732	6,418,743	440,209	220,426
Inflation rate
–50 basis points	14,045,125	1,021,771	N/A	N/A	125,653
+50 basis points	15,744,316	1,099,381	N/A	N/A	128,775
Salary growth rate
–50 basis points	N/A	N/A	N/A	N/A	94,266
+50 basis points	N/A	N/A	N/A	N/A	103,434
Cost trend
–50 basis points	N/A	N/A	6,425,329	439,471	N/A
+50 basis points	N/A	N/A	7,452,021	478,793	N/A